Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The insider trading policy prohibits all directors, officers and certain other personnel from, directly or indirectly, trading in MSC Income’s securities while in the possession of material nonpublic information related to MSC Income and from engaging in short sales and short-term or other speculative trading of MSC Income securities and any transactions that hedge or offset, or are designed to hedge or offset, any decrease in the market value of securities issued by MSC Income.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The insider trading policy prohibits all directors, officers and certain other personnel from, directly or indirectly, trading in MSC Income’s securities while in the possession of material nonpublic information related to MSC Income and from engaging in short sales and short-term or other speculative trading of MSC Income securities and any transactions that hedge or offset, or are designed to hedge or offset, any decrease in the market value of securities issued by MSC Income